4. LOANS (Details 9) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Number of Contracts	4	18
Pre-Modification Outstanding Recorded Investment	$ 2,373	$ 9,320
Post-Modification Outstanding Recorded Investment	2,373	7,174
Commercial real estate loans
Number of Contracts	3	2
Pre-Modification Outstanding Recorded Investment	2,248	2,426
Post-Modification Outstanding Recorded Investment	2,248	1,583
Commercial construction loans
Number of Contracts	0	10
Pre-Modification Outstanding Recorded Investment	0	793
Post-Modification Outstanding Recorded Investment	0	763
Commercial non-real estate
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	125
Post-Modification Outstanding Recorded Investment	125
Residential real estate loans
Number of Contracts	0	3
Pre-Modification Outstanding Recorded Investment	0	290
Post-Modification Outstanding Recorded Investment	0	355
Commercial land
Number of Contracts		3
Pre-Modification Outstanding Recorded Investment		5,811
Post-Modification Outstanding Recorded Investment		$ 4,473